NOTE 12 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Notes
NOTE 12 - SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events for the period of December 31, 2019 through the date the financial statements were issued, and concluded there were no items that required recognition or disclosure in its financial statements.